COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Rental Commitments

2013

Amounts due under operating leases	$100,408
Less sublease	(47,275)
$53,133

Schedule of Capital Lease Obligations

Future minimum lease payments under this capital lease obligation as of September 30, 2013, by fiscal year, are as follows:

For the year ended September 30,	Payment
2014	$17,888
2015	17,888
2016	17,888
2017	13,416
Total	67,080
Less implied interest	(6,086)
Capital lease obligation	60,994
Less current potion	(15,155)
Long-term portion	$45,839